UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22014
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Pioneer Diversified High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2015 to June 30, 2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Diversified High Income Trust

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date July 28, 2016

======================== Diversified High Income Trust =========================

DESARROLLADORA HOMEX S.A.B. DE C.V.

Ticker:       HOMEX *        Security ID:  P35054132
Meeting Date: APR 29, 2016   Meeting Type: Annual
Record Date:  APR 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements and        For       Against      Management
      Statutory Reports
2     Approve Allocation of Income            For       For          Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       Against      Management
      Corporate Practices and Compensation
      Committee
5     Elect Directors, Chairman and Board     For       For          Management
      Secretary; Approve Their Remuneration
6     Elect Chairmen and Members of Audit     For       For          Management
      Committee and Corporate Practices and
      Compensation Committee
7     Approve Cancellation of 24 Shares,      For       For          Management
      Remaining of Reverse Stock Split
      Approved by AGM on June 29, 2015
8     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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JAMES RIVER COAL COMPANY

Ticker:       JRCCQ          Security ID:  470355AG3
Meeting Date: MAR 03, 2016   Meeting Type: Written Consent
Record Date:  JAN 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out To The Release Provisions       None      For          Management

========== END NPX REPORT